SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 - SUBSEQUENT EVENTS

On May 4, 2026, the Board of Directors, by unanimous written consent, extended the employment terms of Jack Wong, the Company’s Chief Executive Officer and Eric Bava, the Company’s Chief Operating Officer, for an additional five-year period commencing upon the expiration of their current employment agreements on September 30, 2027, and continuing through September 30, 2032, to support leadership continuity in connection with the Company’s anticipated uplisting to the Nasdaq Capital Market and ongoing strategic growth initiatives. The extensions will be on terms consistent with each executive’s existing compensation arrangements and will be subject to the Company’s post-uplisting executive compensation framework previously approved by the Board in April 2025.

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2026, up through the date the Company issued the unaudited condensed consolidated financial statements.

NOTE 23 - SUBSEQUENT EVENTS

Share Issuances

On July 1, 2025, the Company issued a total of 7,744,445 shares of Common Stock, comprising 4,444,445 shares of Common Stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 shares of Common Stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders.

On July 1, 2025, the Company issued the second tranche of 1,000,000 of the Company’s shares of Common Stock to Dr. Raymond Powell as part of the compensation package in the NIE agreement.

On July 28, 2025, the Company issued a total of 187,500 shares of Common Stock for $15,000 at $0.08 per share to one U.S. shareholder.

On September 12, 2025, the Company issued a total of 5,412,500 shares of Common Stock for $433,000 at a price of $0.08 per share to three non-U.S. shareholders.

Appointment of Director

Effective July 3, 2025, by resolution of the Board, Dr. Raymond Powell was appointed as a member of the board of directors of the Company.

Test Results

In July 2025, Verde Resources Inc. received encouraging preliminary performance results from the National Center for Asphalt Technology (NCAT) regarding its Cold-Mix Biochar-Asphalt test section at NCAT’s Test Track—installed in December 2024. After approximately 50,000 equivalent single axle loads (ESALs) of heavy truck traffic, the asphalt surface remained flexible and demonstrated consistent durability, particularly under low-volume roadway conditions, as confirmed by NCAT’s Assistant Director for Test Track Research, Mr. Nathan Moore. This demonstration marks the world’s first deployment of a carbon-sequestering asphalt material engineered to maintain competitive strength and flexibility for road applications. Verde announced this milestone in a press release on July 28, 2025.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

In September 2025, NCAT’s latest evaluation of Verde’s cold recycling mix using 100% RAP further validated the testing results of our proprietary formulation. Laboratory testing conducted in accordance with ASTM D6927 (Marshall Stability and Flow), ASTM D6931 (Indirect Tensile Strength), and AASHTO T283 (Moisture Susceptibility) demonstrated that Verde’s cold-recycled mix not only meets but exceeds industry specifications for cold-recycled asphalt. Results showed superior cohesion, high TSR, and retained stability compared to standard cold mix benchmarks, validating its strength, durability, and moisture resistance.

Addendum to C-Twelve Agreement

Effective October 8, 2025, the Company entered into an addendum to the Joint Development Agreement (the “C-Twelve Addendum”) with C-Twelve pursuant to which (i) C-Twelve approved the Company’s entry into the License Agreement with Ergon, (ii) the exclusive territory granted to Verde under the Joint Development Agreement is expanded to comprise the United States of America (including all states, territories, and regions thereof), Canada and Mexico, (iii) the Company agreed to pay an additional $1 million in exclusive licensing fees for the expanded territories of Canada and Mexico, which shall be paid concurrently with the $2 million loan previously agreed upon under the Joint Development Agreement (the “C-Twelve Loan”) and (iv) the Company agreed to a potential conditional fee payment to C-Twelve in 2027 based on agreed to minimum amounts of liters of Verde 24 which the Company may purchase from C-Twelve. The Company is required to fund the C-Twelve Loan and the additional $1 million fee to C-Twelve (the proceeds of which are expected to be used by C-Twelve in part to enhance its Verde 24 manufacturing capability) within thirty (30) days of closing of a transaction in which our Common Stock becomes listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold us in breach of the Joint Development Agreement.

Ergon License

On October 10, 2025, Verde Renewables entered into a license agreement with Ergon, pursuant to which the Company has granted Ergon an exclusive, non-transferable license to use, manufacture, commercialize, market, sell and distribute any product that contains or is manufactured or formed by Ergon using the Company’s proprietary cold mix biochar asphalt emulsifying agent, Verde V24, in the United States (including its territories), Canada and Mexico, in exchange for Ergon agreeing to purchase Verde V24 from the Company at a fixed price (which is inclusive of all fees associated with the license, but subject to consumer price index adjustments) for use in Ergon’s asphalt road materials products.

The Company has agreed with Ergon to an initial fifteen (15) month “go-to-market period”, during which there will be no minimum purchase requirements for Ergon’s purchases of Verde V24. For each calendar year beginning January 1, 2027, Ergon has agreed to negotiate with the Company in good faith towards the establishment of possible minimum purchase amounts based on certain customary factors. The Company has also agreed with Ergon that if minimum purchase amounts are agreed to for any given calendar year, the Company and Ergon will agree in good faith to new minimum purchase amounts for each subsequent year, subject to consideration of customary factors.

The Company has also agreed to provide Ergon with forty percent (40%) of its share of the carbon removal credits generated from the mixing of the final carbon sequestering BioAsphalt™ surface material, so long as:

(a) the carbon removal credits are generated from bulk mixing or packaged mixed product, and

(b) the mixing of the final BioAsphalt™ surface material includes biochar purchased from the Company.

The Ergon License additionally grants Ergon the right to use the Company’s trademarks and access to ongoing technical services to facilitate the monitoring, reporting, and verification process of each ton of carbon dioxide sequestered.

The term of the Ergon License is ten (10) years, with an automatic renewal for additional ten (10) year periods, subject to a minimum of six (6) months’ notice of cancellation prior to renewal. The Ergon License may be terminated in the event of non-payment of amounts due, initiation of bankruptcy proceedings, or under other customary terms. Additionally, Ergon may terminate the Ergon License upon sixty (60) days’ prior written notice in the event that our Chief Executive Officer, Jack Wong, or our Chief Operating Officer, Eric Bava, are removed from their respective positions with the Company for reasons other than termination for cause or voluntary resignation. The Ergon License additionally contains provisions regarding confidentiality, indemnification, and representations and warranties of the parties that are customary for such an agreement.

Entry into Non-binding Term Sheet for an Equity Financing

On October 10, 2025, the Company entered into a non-binding term sheet with Ergon for a $2 million investment by Ergon in the Company.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2025, up through the date the Company issued the audited consolidated financial statements.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)